Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
CURRENT ASSETS:
Cash	$ 21,085	$ 10,047
GST tax receivable	2,950	2,867
Prepaid expenses and other current assets	1,406	6,125
TOTAL CURRENT ASSETS	25,441	19,039
Deferred Offering Costs	27,117
Security deposit - related party	2,008	1,999
Property and equipment, net		302
TOTAL ASSETS	72,365	60,328
CURRENT LIABILITIES:
Accounts payable	1,213,335	966,718
Accrued expenses and other payables	792,190	579,707
Accrued interest	94,612	44,709
Note payable, net of discount	204,694
Convertible notes, net of discounts and including put premiums	399,325	390,539
Embedded conversion option liabilities	133,886	423,209
Employee benefit liability	639,371	587,618
TOTAL CURRENT LIABILITIES	3,792,782	3,158,229
NON-CURRENT LIABILITIES:
TOTAL NON-CURRENT LIABILITIES	58,642	19,278
TOTAL LIABILITIES	3,851,424	3,177,507
Commitments and Contingencies (See Note 9)
STOCKHOLDERS’ DEFICIT:
Common stock, $0.001 par value; 10,000,000,000 shares authorized; 478,802,488 and 6,031,250 shares issued and outstanding as of June 30, 2024 and 2023, respectively	478,802	6,031
Common stock issuable (0 and 1,621,653 shares as of June 30, 2024 and 2023, respectively)	0	1,621
Additional paid-in capital	61,217,255	60,311,502
Accumulated other comprehensive income	1,269,581	1,294,876
Accumulated deficit	(66,698,220)	(64,684,732)
Treasury stock (0.001 share)	(46,477)	(46,477)
TOTAL STOCKHOLDERS’ DEFICIT	(3,779,059)	(3,117,179)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	72,365	60,328
Series B Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock, value
Related Party [Member]
CURRENT ASSETS:
Operating lease right-of-use assets, net - related party	17,799	38,988
CURRENT LIABILITIES:
Loan from former director - related party	71,629
Operating lease liability - related party, current portion	19,362	21,505
NON-CURRENT LIABILITIES:
Loan payable - long-term - related party, net of discount	58,642
Operating lease liability - long-term portion - related party		19,278
Nonrelated Party [Member]
CURRENT LIABILITIES:
Loan from former director - related party	145,091	65,280
Former Director [Member]
CURRENT LIABILITIES:
Loan from former director - related party	49,528	49,314
Due to former director - related party	$ 29,759	$ 29,630